ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of accrued expenses and other payables

	As of December 31,
	2019	2020

Accrued interest expenses	43,776	65,390
Accrued debt issuance costs and other financing costs	28,082	32,512
Income tax payable	93,307	102,683
Other tax payables	28,259	39,372
Consideration payables for acquisitions	362,032	888,693
Deferred government grants	6,003	—
Accrued payroll and welfare benefits	97,486	114,632
Accrued professional fees	41,630	15,281
Accrued data center outsourcing service fees	17,989	1,928
Amount due to related parties	11,988	15,360
Amount due to a financial institution	34,190	83,305
Other accrued operating expenses	38,020	27,152
Other payables	15,121	9,673
	817,883	1,395,981